Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Inventories Abstract
Finished goods	$ 72,330	$ 74,573
Raw materials	4,203	4,125
Work-in-process	67,401	66,540
Total inventory	$ 143,934	$ 145,238